Amounts Due from/(to) Related Parties (Tables)	12 Months Ended
Mar. 31, 2025
Amounts Due from/(to) Related Parties [Abstract]
Schedule of Name of Related Parties
		As of March 31,
Name of related parties	Relationship	2025	2024
		US$	US$
K-Mark Industrial Limited	Related company with common directors and shareholders	(503)	(1,220,097)
Goldin Enterprise Limited	Related company with common directors and shareholders	-	12,583
Bright Forward Technology Limited	Related company with common directors and shareholders	(446,519)	(1,022,484)
Remarkable Group Holdings Limited	Related company with common directors and shareholders	-	(82,907)
Kwok Yiu Keung	Director and shareholder of the Company	-	(153,066)
		(447,022)	(2,465,971)
	As of March 31,
	2025	2024
	US$	US$
Representing:
Amounts due from related parties	-	12,583
Amounts due to related parties	(447,022)	(2,478,554)
	(447,022)	(2,465,971)